Recent Accounting Pronouncements and Changes to Accounting Policies - Consolidated Statements of Financial Position (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023		Dec. 31, 2022
Non-current assets
Goodwill	$ 2,712.5	$ 2,073.6	[1]	$ 2,032.6	[1]
Total assets	6,956.1	5,766.3	[1]	5,339.1	[1]
Current liabilities
Trade and other payables	1,018.7	842.4	[1]	784.8	[1]
Long-term debt	175.0	124.0	[1]	23.2	[1]
Non-current liabilities
Long-term debt	1,208.5	974.2	[1]	1,157.1	[1]
Deferred tax liabilities	63.6	26.4	[1]	35.0	[1]
Total liabilities	4,011.0	3,315.2	[1]	3,347.3	[1]
Shareholders’ equity	2,945.1	2,451.1	[1]	1,991.8	[1]	$ 1,991.8
Total liabilities and equity	$ 6,956.1	5,766.3	[1]	5,339.1	[1]
Canada
Non-current assets
Goodwill		293.8		293.8
United States
Non-current assets
Goodwill		1,316.0		1,268.4
Global
Non-current assets
Goodwill		463.8		470.4
Previously stated
Non-current assets
Goodwill		2,384.0		2,346.4
Total assets		6,076.7		5,652.9
Current liabilities
Trade and other payables		818.5		755.7
Long-term debt		146.7		52.2
Non-current liabilities
Long-term debt		982.3		1,183.6
Deferred tax liabilities		24.4		28.2
Total liabilities		3,320.1		3,366.9
Shareholders’ equity		2,756.6		2,286.0		2,286.0
Total liabilities and equity		6,076.7		5,652.9
Previously stated | Canada
Non-current assets
Goodwill		359.5		359.5
Previously stated | United States
Non-current assets
Goodwill		1,452.4		1,408.0
Previously stated | Global
Non-current assets
Goodwill		572.1		578.9
Increase (Decrease)
Non-current assets
Goodwill		(310.4)		(313.8)
Total assets		(310.4)		(313.8)
Current liabilities
Trade and other payables		23.9		29.1
Long-term debt		(22.7)		(29.0)
Non-current liabilities
Long-term debt		(8.1)		(26.5)
Deferred tax liabilities		2.0		6.8
Total liabilities		(4.9)		(19.6)
Shareholders’ equity		(305.5)	[2]	(294.2)		$ (294.2)	[2]
Total liabilities and equity		(310.4)		(313.8)
Increase (Decrease) | Canada
Non-current assets
Goodwill		(65.7)		(65.7)
Increase (Decrease) | United States
Non-current assets
Goodwill		(136.4)		(139.6)
Increase (Decrease) | Global
Non-current assets
Goodwill		$ (108.3)		$ (108.5)

[1]	Revised for change in accounting policy (see Note 6.c)
[2]	Revised for change in accounting policy (see Note 6.c)